Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Details of Investments in Significant Associates and Joint Ventures
(1)	Details of investments in the Group’s significant associates and joint ventures are as follows:

					(In millions of yen)

			December 31, 2018		December 31, 2019
	Primary business activities	Country of incorporation	Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Associates
LINE Games Corporation.	Game development and publishing	Korea	49.5%	18,438	49.5%	14,523
PT. Bank KEB Hana Indonesia (1)	Banking	Indonesia	—	—	20.0%	15,734
LINE Mobile Corporation (2)	Mobile virtual network operator	Japan	49.0%	5,637	40.0%	6,642
Snow Corporation (3)	Mobile app	Korea	34.0%	9,346	29.2%	5,317
K-Fund I	Investment	France	25.0%	2,670	25.0%	4,416
FOLIO Co., Ltd.	Online trading service	Japan	41.4%	5,126	41.4%	3,840
LINE MUSIC Corporation	Music distribution	Japan	36.7%	505	36.7%	0
Joint ventures
Drama & Company Co., Ltd.	Software Development	Korea	40.7%	2,574	40.6%	1,995
RABBIT-LINE PAY COMPANY LIMITED	Payment service	Thailand	33.3%	1,856	33.3%	1,561

(1)
In March 2019, the Group acquired 20.0% of PT. Bank KEB Hana Indonesia’s total number of outstanding shares in order to establish a business partnership in banking business. As the Group has significant influence, but not control over PT. Bank KEB Hana Indonesia, the investment is accounted for under the equity method.

(2)
In April 2019, LINE Mobile Corporation, a subsidiary of the Group, issued its new shares through a third-party allotment. As a result, the Group’s ownership interest in LINE Mobile Corporation decreased from 49.0% to 40.0%. As the Group still has significant influence on LINE Mobile Corporation, the investment is accounted for under the equity method.

(3)
In August 2019, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in Snow Corporation decreased from 34.0% to 29.2%. As the Group still has significant influence on Snow Corporation, the investment is accounted for under the equity method.

Summary of Financial Information on Investment in Joint Ventures
(4)	The aggregate amount of individually immaterial joint ventures accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Carrying amount of the interests	5,150	7,683

	2017	2018	2019
Loss for the year from continuing operations	(2,211)	(3,708)	(3,535)
Other comprehensive income/(loss) for the year, net of tax	81	(35)	(106)

Total comprehensive loss for the year, net of tax	(2,130)	(3,743)	(3,641)

Disclosure of significant assumptions used in calculation of impairment of investments in associates and joint ventures
The significant assumptions used in the value in use calculation are as follows:

December 31, 2019
Pre-tax discount rates
LINE Games Corporation	11.5%
Snow Corporation	14.3%
Terminal growth rates
LINE Games Corporation	1.0%
Snow Corporation	1.0%

Snow Corporation [member]
Statement [Line Items]
Summary of Financial Information on Investment in Associates
(2)	Financial information on the Group’s investment in the associates is summarized as follows:

	(In millions of yen)

	Snow Corporation
	December 31, 2018	December 31, 2019
Current assets	11,168	7,784
Non-current assets	15,119	14,055
Current liabilities	9,080	11,985
Non-current liabilities	2,482	3,974
Equity	14,725	5,880

Proportion of the Group’s ownership	34.0%	29.2%

Group’s share of equity	5,007	1,717

Goodwill and other adjustments	4,339	3,600

Carrying amount of the interests	9,346	5,317

	Snow Corporation
	2017	2018	2019
Revenue	271	1,320	2,204
Loss for the year from continuing operations	(10,348)	(10,627)	(12,744)
Other comprehensive loss for the year, net of tax	131	(358)	(680)

Total comprehensive loss for the year, net of tax	(10,217)	(10,985)	(13,424)

Group’s share of loss for the year	(4,531)	(4,971)	(4,443)

Aggregated individually immaterial associates [member]
Statement [Line Items]
Summary of Financial Information on Investment in Associates
(3)	The aggregate amount of individually immaterial associates accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Carrying amount of the interests	33,788	44,552

	2017	2018	2019
Loss for the year from continuing operations	(3,050)	(5,416)	(9,267)
Other comprehensive income for the year, net of tax	84	191	605

Total comprehensive loss for the year, net of tax	(2,966)	(5,225)	(8,662)

LINE Mobile Corporation [member]
Statement [Line Items]
Summary of Financial Information on Investment in Associates

	(In millions of yen)

	LINE Mobile Corporation
	December 31, 2018	December 31, 2019
Current assets	8,451	14,237
Non-current assets	818	2,373
Current liabilities	4,951	5,822
Non-current liabilities	232	1,624
Equity	4,086	9,164

Proportion of the Group’s ownership	49.0%	40.0%

Group’s share of equity	2,002	3,666

Goodwill and other adjustments	3,635	2,976

Carrying amount of the interests	5,637	6,642

	LINE Mobile Corporation
	2018	2019
Revenue	6,545	13,142
Loss for the year from continuing operations	(5,490)	(6,585)
Other comprehensive income for the year, net of tax	—	—

Total comprehensive loss for the year, net of tax	(5,490)	(6,585)

Group’s share of loss for the year	(2,690)	(2,924)

LINE Games Corporation [member]
Statement [Line Items]
Summary of Financial Information on Investment in Associates

	(In millions of yen)

	LINE Games Corporation
	December 31, 2018	December 31, 2019
Current assets	14,345	0
Non-current assets	10,531	0
Current liabilities	1,185	0
Non-current liabilities	1,419	0
Equity	22,272	11,163

Proportion of the Group’s ownership	49.5%	49.5%

Group’s share of equity	11,025	5,526

Goodwill and other adjustments	7,413	8,997

Carrying amount of the interests	18,438	14,523

	LINE Games Corporation
	2018	2019
Revenue	251	0
Loss for the year from continuing operations	(488)	(6,201)
Other comprehensive loss for the year, net of tax	(20)	78

Total comprehensive loss for the year, net of tax	(508)	(6,123)

Group’s share of loss for the year	(242)	(6,201)